Leases (Tables)	12 Months Ended
Dec. 31, 2018
Lease Rental Costs

Year Ended December 31, 2018	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$245.0	$13.6	$2.7	$18.2	$89.2	$10.7	$5.7	$6.5
Amortization of Capital Leases	62.4	4.8	0.1	7.0	6.6	3.9	3.2	11.2
Interest on Capital Leases	16.4	1.2	—	3.0	3.3	0.5	0.4	3.2
Total Lease Rental Costs	$323.8	$19.6	$2.8	$28.2	$99.1	$15.1	$9.3	$20.9

Year Ended December 31, 2017	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$231.3	$10.5	$1.7	$17.5	$88.4	$8.2	$4.4	$5.3
Amortization of Capital Leases	66.3	4.0	—	6.9	11.1	4.1	4.0	11.2
Interest on Capital Leases	16.7	0.8	—	3.7	3.2	0.5	0.6	3.6
Total Lease Rental Costs	$314.3	$15.3	$1.7	$28.1	$102.7	$12.8	$9.0	$20.1

Year Ended December 31, 2016	AEP	AEP Texas		AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$224.9	$9.8	(a)	$0.9	$16.6	$90.5	$7.1	$5.0	$6.7
Amortization of Capital Leases	93.7	3.4		—	6.4	35.6	4.2	3.7	13.6
Interest on Capital Leases	18.9	0.6		—	3.5	3.7	0.5	0.6	5.1
Total Lease Rental Costs	$337.5	$13.8		$0.9	$26.5	$129.8	$11.8	$9.3	$25.4

(a)
Amounts include lease expenses related to Desert Sky and Trent that were classified as Other Operation Expense from Discontinued Operations on the statements of income in the amount of $1 million for the year ended December 31, 2016. See Note 7 - Dispositions and Impairments for additional information.

Property, Plant and Equipment and Related Obligations Under Capital Leases

December 31, 2018	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Property, Plant and Equipment Under Capital Leases:
Generation	$131.3	$—	$—	$38.7	$27.0	$—	$2.6	$34.3
Other Property, Plant and Equipment	373.9	38.8	0.2	17.3	33.3	20.4	17.6	119.8
Total Property, Plant and Equipment	505.2	38.8	0.2	56.0	60.3	20.4	20.2	154.1
Accumulated Amortization	226.4	10.3	0.1	16.2	21.6	8.3	7.9	99.9
Net Property, Plant and Equipment Under Capital Leases	$278.8	$28.5	$0.1	$39.8	$38.7	$12.1	$12.3	$54.2

Obligations Under Capital Leases:
Noncurrent Liability	$233.5	$24.0	$—	$33.7	$33.4	$9.2	$9.5	$50.6
Liability Due Within One Year	55.5	4.5	0.1	6.1	5.3	2.9	2.8	10.2

Total Obligations Under Capital Leases	$289.0	$28.5	$0.1	$39.8	$38.7	$12.1	$12.3	$60.8

December 31, 2017	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Property, Plant and Equipment Under Capital Leases:
Generation	$141.7	$—	$—	$42.5	$27.2	$—	$8.9	$33.4
Other Property, Plant and Equipment	373.3	32.7	0.2	18.0	34.0	22.8	18.0	122.4
Total Property, Plant and Equipment	515.0	32.7	0.2	60.5	61.2	22.8	26.9	155.8
Accumulated Amortization	229.0	10.0	—	19.0	21.1	10.6	15.3	94.0
Net Property, Plant and Equipment Under Capital Leases	$286.0	$22.7	$0.2	$41.5	$40.1	$12.2	$11.6	$61.8

Obligations Under Capital Leases:
Noncurrent Liability	$238.8	$18.5	$0.1	$34.9	$34.3	$7.9	$8.3	$57.8
Liability Due Within One Year	59.0	4.2	0.1	6.6	5.8	4.3	3.5	11.2

Total Obligations Under Capital Leases	$297.8	$22.7	$0.2	$41.5	$40.1	$12.2	$11.8	$69.0

Future Minimum Lease Payments

Capital Leases	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2019	$70.8	$5.8	$0.1	$9.0	$8.2	$3.3	$3.4	$13.1
2020	60.2	5.3	—	8.0	7.2	2.7	2.6	11.5
2021	51.7	4.7	—	7.3	6.6	2.3	2.0	10.5
2022	43.8	4.2	—	6.8	6.1	1.7	1.6	9.4
2023	35.5	3.7	—	6.3	5.7	1.2	1.4	8.6
Later Years	90.2	10.1	—	13.3	21.7	2.8	3.3	18.7
Total Future Minimum Lease Payments	352.2	33.8	0.1	50.7	55.5	14.0	14.3	71.8
Less Estimated Interest Element	63.2	5.3	—	10.9	16.8	1.9	2.0	11.0
Estimated Present Value of Future Minimum Lease Payments	$289.0	$28.5	$0.1	$39.8	$38.7	$12.1	$12.3	$60.8

Noncancelable Operating Leases	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2019	$259.6	$15.1	$2.3	$17.6	$92.6	$14.5	$6.5	$7.4
2020	250.1	14.1	1.8	16.5	89.3	13.2	6.0	7.2
2021	232.7	13.2	1.0	13.9	84.8	10.9	5.0	6.7
2022	222.5	12.2	0.5	12.8	83.8	10.0	4.6	6.1
2023	58.3	10.8	0.1	9.9	6.5	8.8	4.1	5.0
Later Years	165.2	28.4	—	20.5	19.5	31.7	10.7	11.7
Total Future Minimum Lease Payments	$1,188.4	$93.8	$5.7	$91.2	$376.5	$89.1	$36.9	$44.1

Maximum Potential Loss

Company	Maximum Potential Loss
(in millions)
AEP	$47.7
AEP Texas	10.8
APCo	8.8
I&M	3.7
OPCo	7.9
PSO	3.8
SWEPCo	4.3

Rockport Lease [Member]
Future Minimum Lease Payments

Future Minimum Lease Payments	AEP (a)	I&M
	(in millions)
2019	$147.8	$73.9
2020	147.8	73.9
2021	147.8	73.9
2022	147.2	73.6
Total Future Minimum Lease Payments	$590.6	$295.3

(a)    AEP’s future minimum lease payments include equal shares from AEGCo and I&M.